Notes Payable and Other Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 54,720	$ 55,494	$ 55,824
Deferred financing costs	(1,197)	(1,202)	(1,250)
Unamortized discount on bonds	(126)	(129)	(135)
Notes payable and other debt	53,397	54,163	54,439
Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, outstanding amount	30,413	30,646	31,104
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	7,868	13,008	13,139
Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	608	615	628
Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Debt instrument, outstanding amount	6,379	6,379	6,500
Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Debt instrument, outstanding amount	8,650	3,555	3,631
Other Debt
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 802	$ 1,291	$ 822